Details of Income Statement Items (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Cost of sales
For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Sales	5,043	5,271	5,556
Cost of sales
Materials consumed	1,647	1,702	1,643
Cost of labor	794	766	791
Depreciation and amortization	416	384	384
Energy and fuel	316	340	349
Other(*)	380	262	535
	3,553	3,454	3,702

(*)  The amount in 2020 includes a write-off of inventory, mainly inventory in-process unlikely to be realized, in the amount of $55 million following the discontinuation of the unprofitable production and sale of the phosphate rock activity in Rotem Israel.

Expenses
For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Selling, transport and marketing expenses
Land and Marine transportation	515	509	553
Cost of labor	134	133	125
Other	117	125	120
	766	767	798
General and administrative expenses
Cost of labor	136	153	172
Professional Services	32	42	44
Other	64	59	41
	232	254	257
Research and development expenses, net
Cost of labor	40	36	38
Other	14	14	17
	54	50	55

Other income and expenses
For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Other income
Past service cost	11	5	7
Capital gain	-	12	841
Reversal of Impairment of fixed assets	-	10	-
Reversal of provision for legal claims	-	7	-
Other	9	6	11
Other income recorded in the income statements	20	40	859
Other expenses
Impairment of fixed assets	90	-	19
Provision for historical waste removal and site closure costs	83	7	18
Provision for early retirement and dismissal of employees	78	5	7
Provision for legal claims	-	14	31
Environment related provisions	-	-	1
Other	5	4	8
Other expenses recorded in the income statements	256	30	84

Financing income and expenses
For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Financing income and expenses
Financing income:
Net gain from change in fair value of derivative designated as cash flow hedge	54	38	-
Interest income from banks and others	7	8	3
Financing income in relation to employee benefits	-	-	7
Net gain from change in fair value of derivative designated as economic hedge	-	45	-
Net gain from changes in exchange rates	-	-	46
	61	91	56
Financing expenses:
Interest expenses to banks and others	120	125	117
Net loss from changes in exchange rates	58	72	-
Financing expenses in relation to employees' benefits	38	39	-
Net loss from change in fair value of derivative designated as economic hedge	23	-	101
Banks and finance institutions commissions (mainly commission on early repayment of loans)	4	3	18
Financing expenses	243	239	236
Net of borrowing costs capitalized	24	19	22
	219	220	214

Net financing expenses recorded in the income statements	158	129	158